UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07704

Schwab Capital Trust – Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)  (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 636-7000

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2018

Item 1:	Report(s) to Shareholders.

Semiannual Report  |  September 30, 2018
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 6 Months Ended September 30, 2018
Schwab Target 2010 Index Fund (Ticker Symbol: SWYAX)	2.93%
Target 2010 Passive Composite Index	2.98%
Fund Category: Morningstar Target-Date 2000-2010[1]	1.81%
Performance Details	pages 9-10

Schwab Target 2015 Index Fund (Ticker Symbol: SWYBX)	3.11%
Target 2015 Passive Composite Index	3.13%
Fund Category: Morningstar Target-Date 2015[1]	2.31%
Performance Details	pages 11-12

Schwab Target 2020 Index Fund (Ticker Symbol: SWYLX)	3.48%
Target 2020 Passive Composite Index	3.48%
Fund Category: Morningstar Target-Date 2020[1]	2.48%
Performance Details	pages 13-14

Schwab Target 2025 Index Fund (Ticker Symbol: SWYDX)	4.11%
Target 2025 Passive Composite Index	4.26%
Fund Category: Morningstar Target-Date 2025[1]	3.05%
Performance Details	pages 15-16

Schwab Target 2030 Index Fund (Ticker Symbol: SWYEX)	4.57%
Target 2030 Passive Composite Index	4.80%
Fund Category: Morningstar Target-Date 2030[1]	3.51%
Performance Details	pages 17-18

Schwab Target 2035 Index Fund (Ticker Symbol: SWYFX)	5.03%
Target 2035 Passive Composite Index	5.21%
Fund Category: Morningstar Target-Date 2035[1]	4.08%
Performance Details	pages 19-20
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 6 Months Ended September 30, 2018
Schwab Target 2040 Index Fund (Ticker Symbol: SWYGX)	5.30%
Target 2040 Passive Composite Index	5.56%
Fund Category: Morningstar Target-Date 2040[1]	4.32%
Performance Details	pages 21-22

Schwab Target 2045 Index Fund (Ticker Symbol: SWYHX)	5.50%
Target 2045 Passive Composite Index	5.80%
Fund Category: Morningstar Target-Date 2045[1]	4.63%
Performance Details	pages 23-24

Schwab Target 2050 Index Fund (Ticker Symbol: SWYMX)	5.57%
Target 2050 Passive Composite Index	5.92%
Fund Category: Morningstar Target-Date 2050[1]	4.59%
Performance Details	pages 25-26

Schwab Target 2055 Index Fund (Ticker Symbol: SWYJX)	5.71%
Target 2055 Passive Composite Index	6.03%
Fund Category: Morningstar Target-Date 2055[1]	4.76%
Performance Details	pages 27-28

Schwab Target 2060 Index Fund (Ticker Symbol: SWYNX)	5.70%
Target 2060 Passive Composite Index	6.09%
Fund Category: Morningstar Target-Date 2060+[1]	4.93%
Performance Details	pages 29-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
From the CEO

Marie Chandoha
CEO of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
It’s always good to remember that saving for retirement is about long-run returns. Rewards often come to those who stay invested through thick and thin, and the decade since the 2008 financial crisis has shown how this is true—to the surprise of many. As reflected by the S&P 500® Index, even someone who put money into stocks at the peak in 2007 and rode the market all the way down during the crash would by now have likely earned an average total return of about 8 percent annually.1 Retirement savers who added to their nest egg gradually, as with automatic payroll contributions, likely fared better than that.
For savers who take the message to heart about a steady long-run strategy, target date funds can be a good fit for building a retirement nest egg. At Charles Schwab Investment Management, we’re guided by the idea that investors can benefit from straight-forward, diversified portfolios at competitive prices. The Schwab Target Index Funds are a prime example of that philosophy.
As of September, the U.S. economy and stock market have been roaring ahead. The current economic expansion became the second-longest on record this year and equity indices have been hitting new highs. If there’s any cloud on the horizon, it’s that the economy might be on the path to overheating, and rising inflation figures have added to those concerns. Inflation and rate hikes can sometimes curb economic growth and turn a bull market into a bear. But here, too, a closer look shows the wisdom of building a diversified portfolio that you can stick with regardless of what happens in the economy or markets.
Charles Schwab Investment Management recently studied inflation data and how various asset classes have responded going back to 1982.2 Over the years, there has been no shortage of advice about the types of assets investors should add to protect their portfolios against rising inflation. But what we found is that no single asset class provided inflation protection on a consistent basis. In some cases, assets expected to help protect against inflation actually introduced additional risk into an investor portfolio. Further, the common belief that fixed income and equities both consistently perform poorly in times of higher inflation turned out to be untrue. In the end, our study concluded that a thoughtful, well-diversified portfolio is the most effective approach for combatting inflation.
[1]	Based on the S&P 500® Index from October 2007 through September 2018 with dividends reinvested.
[2]	Gilliam, Jake, et al. Inflation Protection: The Benefits of a Diversified Asset-Class Approach. Charles Schwab Investment Management, Inc., 2018.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
From the CEO (continued)

“ The Schwab Target Index Funds take advantage of passive, cost-efficient exchange-traded funds (ETFs) to provide diversification while keeping investing expenses down.”
The Schwab Target Index Funds take advantage of passive, cost-efficient exchange-traded funds (ETFs) to provide diversification while keeping investing expenses down. They allocate among small and large U.S. equities, international stocks, fixed income and cash equivalents. They also provide exposure to emerging markets equities and U.S. real estate. And their holdings are adjusted over time to reflect an appropriate balance between capital growth and preservation, based on how close the fund is to the target retirement date. In the six-month reporting period that ended September 30, 2018, the funds returned between approximately 3% and 6%. The funds with the nearest-term target dates more closely tracked their respective indices than did their longer-term counterparts. This was due in large part to the relative underperformance of the underlying funds providing exposure to overseas equities, which represent a greater share of the longer-dated funds.
The Schwab Target Index Funds are just one example of how we’re working to make investing straightforward with foundational products that make it easier for you to reach your long-term financial goals. We want to help you have the diverse portfolio you need to be confident through the market’s inevitable ups and downs—whether you get that by building a portfolio with multiple investments or choose to simplify with a target-date fund.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Management views may have changed since the report date.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment

Over the six-month reporting period ended September 30, 2018, global equity markets were mixed. U.S. equity markets delivered strong returns, while international markets were significantly weaker, dampened by uncertainties from several fronts, including inflation, global trade, and geopolitical concerns. Over the period, the U.S. dollar strengthened against a basket of foreign currencies as the economy picked up steam, weighing on returns on overseas investments in U.S. dollar terms. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 11.41%. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 0.10%, and the MSCI Emerging Markets Index (Net)* returned -8.97%. The Bloomberg Barclays US Aggregate Bond Index returned –0.14%.
Globally, economic growth was uneven over the six-month reporting period. The U.S. economy continued to chug along as it entered its 10th year of expansion, buoyed by tax reform, strong earnings, and still-accommodative financial conditions. Nonfarm payrolls were steady and U.S. gross domestic product (GDP) grew at an annual rate of 4.2% in the second quarter, while consumer confidence remained high. Conditions in other regions, however, softened. In the eurozone, growth slowed, and tepid wage growth constrained consumer spending. Japan’s economy contracted slightly in the first quarter of 2018, for the first time since late 2015, but regained its modest upward trajectory by the end of the reporting period. The United Kingdom’s economy continued its gradual, albeit modest, expansion. Several global economies, including China and India, showed some slowing but continued their upward path of economic expansion while others slowed more considerably, including Brazil and Turkey. During the period, trade issues dominated headlines, with the U.S. imposing a series of tariffs on goods and services from multiple trading partners—most notably China—and China retaliating with similar measures. In August, the U.S. and Mexico reached a deal to revamp parts of the North American Free Trade Agreement (NAFTA), and in September, Canada and the U.S. reached a comparable agreement.
Asset Class Performance Comparison % returns during the 6 months ended September 30, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
The Investment Environment (continued)

Monetary policy measures remained generally accommodative across the globe during the reporting period, although several central banks, particularly in developing economies, tightened their monetary policies in anticipation of rising inflation due to elevated oil prices, expectations of increases in agricultural prices, and higher domestic GDP growth. Despite the U.S. Federal Reserve (Fed) raising its federal funds rate by 0.25% at meetings in both June and September, short-term rates in the U.S. still remained relatively low compared to historical averages. The Fed also continued its program to slowly reduce the size of its balance sheet by allowing securities to mature without reinvesting the proceeds. As of the end of the reporting period, the Fed’s balance sheet stood at $4.2 trillion, down from $4.5 trillion when the program was announced in June 2017. Outside the U.S., the European Central Bank indicated in July that it would likely keep interest rates steady through next summer but confirmed its plans to phase out its monthly asset purchase program by year-end. Also in July, the Bank of Japan announced that it would hold both its short-term interest rate target of –0.1% and the size of its exchange-traded fund (ETF) purchases unchanged. In August, the Bank of England raised its key official bank rate from 0.50% to 0.75% despite uncertainties over the economy’s wider direction. In September, the People’s Bank of China reiterated its intent to maintain “prudent and neutral” monetary policy while ensuring reasonable and ample liquidity. Central banks in several emerging market economies—including Argentina, India, Indonesia, Mexico, and Turkey—raised policy rates in response to inflation and exchange-rate pressures.
Strength in the equity markets exerted upward pressure on bond yields during most of the reporting period. For the first five months of the period, the yield curve flattened as the pace of change between short-term yields, which typically respond to changes in the federal funds rate, exceeded that of long-term yields, which are influenced more by economic growth and inflation expectations. In September, however, 10-year yields pushed above 3.00%, relieving some pressure on the yield curve. Over the period, three-month Treasury yields rose from 1.77% to 2.19%, and 10-year Treasury yields rose from 2.73% to 3.13%. Outside the U.S., bond yields generally remained low.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. She has served as portfolio manager of the funds since August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. He has served as portfolio manager of the funds since July 2018. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also previously worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	2.93%	4.34%	5.15%
Target 2010 Passive Composite Index	2.98%	4.45%	5.29%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2000-2010[3]	1.81%	3.40%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	10% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	3.11%	4.59%	5.48%
Target 2015 Passive Composite Index	3.13%	4.71%	5.59%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2015[3]	2.31%	4.24%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	18% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	3.48%	5.60%	6.95%
Target 2020 Passive Composite Index	3.48%	5.74%	7.01%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2020[3]	2.48%	4.70%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	10
Portfolio Turnover Rate	7% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	4.11%	6.84%	8.59%
Target 2025 Passive Composite Index	4.26%	7.12%	8.69%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2025[3]	3.05%	5.85%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	10
Portfolio Turnover Rate	6% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	4.57%	7.93%	9.80%
Target 2030 Passive Composite Index	4.80%	8.11%	9.92%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2030[3]	3.51%	6.89%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Less than 0.5%.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	5.03%	8.61%	10.81%
Target 2035 Passive Composite Index	5.21%	8.90%	10.93%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2035[3]	4.08%	8.03%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	5.30%	9.34%	11.76%
Target 2040 Passive Composite Index	5.56%	9.62%	11.87%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2040[3]	4.32%	8.60%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.12%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.04% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	5.50%	9.89%	12.35%
Target 2045 Passive Composite Index	5.80%	10.06%	12.46%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2045[3]	4.63%	9.22%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	5.57%	10.14%	12.66%
Target 2050 Passive Composite Index	5.92%	10.32%	12.81%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2050[3]	4.59%	9.23%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	9
Portfolio Turnover Rate	0% [1,2]
Asset Class Weightings % of Investments3,4

Top Holdings % of Net Assets5,6

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	Less than 0.5%.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	5.71%	10.41%	13.04%
Target 2055 Passive Composite Index	6.03%	10.56%	13.15%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2055[3]	4.76%	9.51%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	8
Portfolio Turnover Rate	1% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	5.70%	10.29%	13.06%
Target 2060 Passive Composite Index	6.09%	10.64%	13.26%
Dow Jones U.S. Total Stock Market IndexSM	11.26%	17.58%	17.31%
Bloomberg Barclays US Aggregate Bond Index	-0.14%	-1.22%	-0.55%
Fund Category: Morningstar Target-Date 2060+[3]	4.93%	9.74%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of September 30, 2018

Statistics
Number of Holdings	8
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning April 1, 2018 and held through September 30, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 4/1/18	Ending Account Value (Net of Expenses) at 9/30/18[2]	Expenses Paid During Period 4/1/18-9/30/18[2,5]	Effective Expenses Paid During Period 4/1/18-9/30/18[4,5]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,029.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,031.10	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,034.80	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2025 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,041.10	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2030 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,045.70	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2035 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,050.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,053.00	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,055.00	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,055.70	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,057.10	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 4/1/18	Ending Account Value (Net of Expenses) at 9/30/18[2]	Expenses Paid During Period 4/1/18-9/30/18[2,5]	Effective Expenses Paid During Period 4/1/18-9/30/18[4,5]
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,057.00	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.95	$0.15	$0.41

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.59	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.22	0.12
Net realized and unrealized gains (losses)	0.20	0.34	0.10
Total from investment operations	0.31	0.56	0.22
Less distributions:
Distributions from net investment income	—	(0.12)	(0.07)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.12)	(0.07)
Net asset value at end of period	$10.90	$10.59	$10.15
Total return	2.93% [5]	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	2.12% [7]	2.11%	1.99% [7]
Portfolio turnover rate	10% [5]	28%	2% [5]
Net assets, end of period (x 1,000)	$18,006	$14,185	$955

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 89.8% of net assets

U.S. Stocks 22.3%
Large-Cap 21.0%
Schwab U.S. Large-Cap ETF	54,332	3,779,334
Small-Cap 1.3%
Schwab U.S. Small-Cap ETF	3,142	239,326
		4,018,660

International Stocks 8.8%
Developed-Market Large-Cap 8.8%
Schwab International Equity ETF	47,565	1,594,854

Real Assets 1.6%
Real Estate 1.6%
Schwab U.S. REIT ETF	6,939	289,565

Fixed Income 51.3%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	19,198	1,035,924
Intermediate-Term Bond 37.7%
Schwab U.S. Aggregate Bond ETF	135,041	6,785,810
Treasury Bond 7.8%
Schwab Short-Term U.S. Treasury ETF	28,464	1,410,961
		9,232,695

Security	Number of Shares	Value ($)
Money Market Fund 5.8%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	1,039,118	1,039,325
Total Affiliated Underlying Funds
(Cost $15,702,164)		16,175,099
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Barclays Capital, Inc.
1.54%, 10/01/18 (b)	156,654	156,654
Total Short-Term Investment
(Cost $156,654)		156,654
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	41,250	9,524	(3,209)	47,565	$733	($6,067)	$—
Schwab Short-Term U.S. Treasury ETF	24,566	3,898	—	28,464	(6,911)	—	11,576
Schwab U.S. Aggregate Bond ETF	115,205	27,123	(7,287)	135,041	(79,144)	(13,584)	88,447
Schwab U.S. Large-Cap ETF	52,422	9,007	(7,097)	54,332	345,463	10,253	32,821
Schwab U.S. REIT ETF	6,822	975	(858)	6,939	24,806	8	4,307
Schwab U.S. Small-Cap ETF	2,960	334	(152)	3,142	20,981	1,028	1,251
Schwab U.S. TIPS ETF	16,444	2,754	—	19,198	(16,543)	—	16,980
Schwab Variable Share Price Money Fund, Ultra Shares	820,069	718,899	(499,850)	1,039,118	156	6	9,287
Total					$289,541	($8,356)	$164,669
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2010 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$16,175,099	$—	$—	$16,175,099
Short-Term Investment[1]	—	156,654	—	156,654
Total	$16,175,099	$156,654	$—	$16,331,753
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $15,702,164)		$16,175,099
Investments in unaffiliated issuers, at value (cost $156,654)		156,654
Receivables:
Fund shares sold		1,706,801
Dividends		825
Interest	+	19
Total assets		18,039,398
Liabilities
Payables:
Investments bought		32,980
Investment adviser fees	+	328
Total liabilities		33,308
Net Assets
Total assets		18,039,398
Total liabilities	–	33,308
Net assets		$18,006,090
Net Assets by Source
Capital received from investors		17,344,003
Total distributable earnings[1]		662,087

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,006,090		1,652,009		$10.90

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$164,669
Interest	+	861
Total investment income		165,530
Expenses
Investment adviser and administrator fees	+	6,159
Total expenses		6,159
Expense reduction by CSIM and its affiliates	–	3,959
Net expenses	–	2,200
Net investment income		163,330
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(8,356)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	289,541
Net realized and unrealized gains		281,185
Increase in net assets resulting from operations		$444,515

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Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$163,330	$172,010
Net realized losses		(8,356)	(8,436)
Net change in unrealized appreciation (depreciation)	+	289,541	136,211
Increase in net assets from operations		444,515	299,785
Distributions to Shareholders1,2
Total distributions		$—	($135,570)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	1,772	$18,525
Institutional Shares	+	467,546	5,051,054	1,491,874	15,732,146
Total shares sold		467,546	$5,051,054	1,493,646	$15,750,671
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	12,301	131,502
Total shares reinvested		—	$—	12,301	$131,502
Shares Redeemed
Investor Shares		—	$—	(267,381)	($2,752,301)
Institutional Shares	+	(154,956)	(1,674,082)	(258,845)	(2,760,402)
Total shares redeemed		(154,956)	($1,674,082)	(526,226)	($5,512,703)
Net transactions in fund shares		312,590	$3,376,972	979,721	$10,369,470
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,339,419	$14,184,603	359,698	$3,650,918
Total increase	+	312,590	3,821,487	979,721	10,533,685
End of period[3]		1,652,009	$18,006,090	1,339,419	$14,184,603
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $134,173 from net investment income and $1,397 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $51,052 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.61	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.22	0.13
Net realized and unrealized gains (losses)	0.22	0.38	0.12
Total from investment operations	0.33	0.60	0.25
Less distributions:
Distributions from net investment income	—	(0.15)	(0.08)
Distributions from net realized gains	—	(0.01)	—
Total distributions	—	(0.16)	(0.08)
Net asset value at end of period	$10.94	$10.61	$10.17
Total return	3.11% [4]	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03% [6]	0.03%	0.02% [6]
Gross operating expenses[5]	0.08% [6]	0.08%	0.08% [6]
Net investment income (loss)	2.07% [6]	2.06%	2.15% [6]
Portfolio turnover rate	18% [4]	47%	15% [4]
Net assets, end of period (x 1,000)	$25,272	$20,229	$797

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 84.9% of net assets

U.S. Stocks 22.3%
Large-Cap 21.0%
Schwab U.S. Large-Cap ETF	76,209	5,301,098
Small-Cap 1.3%
Schwab U.S. Small-Cap ETF	4,463	339,947
		5,641,045

International Stocks 9.1%
Developed-Market Large-Cap 9.1%
Schwab International Equity ETF	68,628	2,301,097

Real Assets 1.7%
Real Estate 1.7%
Schwab U.S. REIT ETF	9,913	413,670

Fixed Income 46.7%
Inflation-Protected Bond 5.3%
Schwab U.S. TIPS ETF	24,964	1,347,057
Intermediate-Term Bond 34.3%
Schwab U.S. Aggregate Bond ETF	172,585	8,672,396
Treasury Bond 7.1%
Schwab Short-Term U.S. Treasury ETF	35,945	1,781,794
		11,801,247

Security	Number of Shares	Value ($)
Money Market Fund 5.1%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	1,294,456	1,294,714
Total Affiliated Underlying Funds
(Cost $20,679,110)		21,451,773
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.54%, 10/01/18 (b)	116,084	116,084
Total Short-Term Investment
(Cost $116,084)		116,084
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	64,837	12,899	(9,108)	68,628	$7,215	($16,024)	$—
Schwab Short-Term U.S. Treasury ETF	32,941	5,289	(2,285)	35,945	(7,553)	(1,649)	15,327
Schwab U.S. Aggregate Bond ETF	159,635	33,851	(20,901)	172,585	(90,783)	(36,259)	120,478
Schwab U.S. Large-Cap ETF	79,509	11,698	(14,998)	76,209	510,558	17,210	47,820
Schwab U.S. REIT ETF	10,250	1,129	(1,466)	9,913	38,103	379	6,615
Schwab U.S. Small-Cap ETF	4,561	742	(840)	4,463	32,674	3,578	1,878
Schwab U.S. TIPS ETF	22,373	3,635	(1,044)	24,964	(20,921)	(745)	22,977
Schwab Variable Share Price Money Fund, Ultra Shares	1,033,458	1,460,637	(1,199,639)	1,294,456	(11)	232	11,484
Total					$469,282	($33,278)	$226,579
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$21,451,773	$—	$—	$21,451,773
Short-Term Investment[1]	—	116,084	—	116,084
Total	$21,451,773	$116,084	$—	$21,567,857
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $20,679,110)		$21,451,773
Investments in unaffiliated issuers, at value (cost $116,084)		116,084
Receivables:
Investments sold		59,998
Fund shares sold		3,746,850
Dividends		1,028
Interest	+	14
Total assets		25,375,747
Liabilities
Payables:
Investments bought		60,030
Investment adviser fees		468
Fund shares redeemed	+	43,123
Total liabilities		103,621
Net Assets
Total assets		25,375,747
Total liabilities	–	103,621
Net assets		$25,272,126
Net Assets by Source
Capital received from investors		24,319,153
Total distributable earnings[1]		952,973

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$25,272,126		2,310,797		$10.94

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$226,579
Interest	+	1,435
Total investment income		228,014
Expenses
Investment adviser and administrator fees	+	8,674
Total expenses		8,674
Expense reduction by CSIM and its affiliates	–	5,458
Net expenses	–	3,216
Net investment income		224,798
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(33,278)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	469,282
Net realized and unrealized gains		436,004
Increase in net assets resulting from operations		$660,802

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$224,798	$222,034
Net realized losses		(33,278)	(50,535)
Net change in unrealized appreciation (depreciation)	+	469,282	210,888
Increase in net assets from operations		660,802	382,387
Distributions to Shareholders1,2
Total distributions		$—	($188,670)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	2,735	$29,447
Institutional Shares	+	824,557	8,929,982	2,377,325	25,104,047
Total shares sold		824,557	$8,929,982	2,380,060	$25,133,494
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	17,169	183,880
Total shares reinvested		—	$—	17,169	$183,880
Shares Redeemed
Investor Shares		—	$—	(481,541)	($4,967,260)
Institutional Shares	+	(420,351)	(4,547,900)	(566,228)	(5,983,115)
Total shares redeemed		(420,351)	($4,547,900)	(1,047,769)	($10,950,375)
Net transactions in fund shares		404,206	$4,382,082	1,349,460	$14,366,999
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,906,591	$20,229,242	557,131	$5,668,526
Total increase	+	404,206	5,042,884	1,349,460	14,560,716
End of period[3]		2,310,797	$25,272,126	1,906,591	$20,229,242
[1]	Effective July 24, 2017, all outstanding Investor Shares (23,628 shares valued at $247,966) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $178,617 from net investment income and $10,053 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $58,482 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.92	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.11	0.23	0.16
Net realized and unrealized gains (losses)	0.27	0.52	0.21
Total from investment operations	0.38	0.75	0.37
Less distributions:
Distributions from net investment income	—	(0.13)	(0.07)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.13)	(0.07)
Net asset value at end of period	$11.30	$10.92	$10.30
Total return	3.48% [5]	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	2.00% [7]	2.15%	2.68% [7]
Portfolio turnover rate	7% [5]	21%	17% [5]
Net assets, end of period (x 1,000)	$103,787	$70,841	$5,455

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.2% of net assets

U.S. Stocks 27.9%
Large-Cap 26.1%
Schwab U.S. Large-Cap ETF	389,795	27,114,140
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	24,787	1,888,026
		29,002,166

International Stocks 12.8%
Developed-Market Large-Cap 11.7%
Schwab International Equity ETF	363,268	12,180,376
Emerging-Market 1.1%
Schwab Emerging Markets Equity ETF	43,959	1,130,186
		13,310,562

Real Assets 2.2%
Real Estate 2.2%
Schwab U.S. REIT ETF	53,501	2,232,597

Fixed Income 44.8%
Inflation-Protected Bond 3.9%
Schwab U.S. TIPS ETF	74,846	4,038,690
Intermediate-Term Bond 35.2%
Schwab U.S. Aggregate Bond ETF	726,522	36,507,730
Security	Number of Shares	Value ($)
Treasury Bond 5.7%
Schwab Short-Term U.S. Treasury ETF	119,312	5,914,296
		46,460,716

Money Market Fund 4.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	4,694,185	4,695,124
Total Affiliated Underlying Funds
(Cost $92,679,416)		95,701,165
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
1.54%, 10/01/18 (b)	932,310	932,310
Total Short-Term Investment
(Cost $932,310)		932,310
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	29,508	17,076	(2,625)	43,959	($83,561)	($11,262)	$—
Schwab International Equity ETF	264,485	119,407	(20,624)	363,268	326	(30,289)	—
Schwab Short-Term U.S. Treasury ETF	86,024	33,296	(8)	119,312	(26,084)	(7)	44,419
Schwab U.S. Aggregate Bond ETF	527,041	212,867	(13,386)	726,522	(420,645)	(24,599)	436,195
Schwab U.S. Large-Cap ETF	313,673	102,107	(25,985)	389,795	2,328,544	32,538	230,414
Schwab U.S. REIT ETF	43,224	12,739	(2,462)	53,501	157,916	3,860	31,601
Schwab U.S. Small-Cap ETF	20,125	5,831	(1,169)	24,787	155,222	2,518	9,567
Schwab U.S. TIPS ETF	54,639	20,208	(1)	74,846	(60,482)	(2)	61,187
Schwab Variable Share Price Money Fund, Ultra Shares	3,106,284	4,087,151	(2,499,250)	4,694,185	413	120	39,833
Total					$2,051,649	($27,123)	$853,216
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$95,701,165	$—	$—	$95,701,165
Short-Term Investment[1]	—	932,310	—	932,310
Total	$95,701,165	$932,310	$—	$96,633,475
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $92,679,416)		$95,701,165
Investments in unaffiliated issuers, at value (cost $932,310)		932,310
Receivables:
Fund shares sold		7,164,537
Dividends		3,727
Interest	+	113
Total assets		103,801,852
Liabilities
Payables:
Investment adviser fees		2,053
Fund shares redeemed	+	12,949
Total liabilities		15,002
Net Assets
Total assets		103,801,852
Total liabilities	–	15,002
Net assets		$103,786,850
Net Assets by Source
Capital received from investors		99,770,789
Total distributable earnings[1]		4,016,061

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$103,786,850		9,186,565		$11.30

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$853,216
Interest	+	4,926
Total investment income		858,142
Expenses
Investment adviser and administrator fees	+	33,812
Total expenses		33,812
Expense reduction by CSIM and its affiliates	–	21,117
Net expenses	–	12,695
Net investment income		845,447
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(27,123)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,051,649
Net realized and unrealized gains		2,024,526
Increase in net assets resulting from operations		$2,869,973

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$845,447	$773,484
Net realized losses		(27,123)	(18,038)
Net change in unrealized appreciation (depreciation)	+	2,051,649	760,903
Increase in net assets from operations		2,869,973	1,516,349
Distributions to Shareholders1,2
Total distributions		$—	($593,229)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	57,291	$591,174
Institutional Shares	+	3,635,242	40,523,129	7,178,794	77,999,442
Total shares sold		3,635,242	$40,523,129	7,236,085	$78,590,616
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	52,267	575,987
Total shares reinvested		—	$—	52,267	$575,987
Shares Redeemed
Investor Shares		—	$—	(839,148)	($8,769,109)
Institutional Shares	+	(933,892)	(10,447,655)	(1,275,631)	(13,980,383)
Total shares redeemed		(933,892)	($10,447,655)	(2,114,779)	($22,749,492)
Net transactions in fund shares		2,701,350	$30,075,474	5,173,573	$56,417,111
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,485,215	$70,841,403	1,311,642	$13,501,172
Total increase	+	2,701,350	32,945,447	5,173,573	57,340,231
End of period[3]		9,186,565	$103,786,850	6,485,215	$70,841,403
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,500 shares valued at $218,839) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $590,557 from net investment income and $2,672 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $275,138 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.18	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.10	0.25	0.14
Net realized and unrealized gains (losses)	0.36	0.68	0.34
Total from investment operations	0.46	0.93	0.48
Less distributions:
Distributions from net investment income	—	(0.15)	(0.08)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.15)	(0.08)
Net asset value at end of period	$11.64	$11.18	$10.40
Total return	4.11% [5]	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.81% [7]	2.22%	2.41% [7]
Portfolio turnover rate	6% [5]	14%	6% [5]
Net assets, end of period (x 1,000)	$123,908	$84,235	$1,649

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.6% of net assets

U.S. Stocks 35.1%
Large-Cap 32.4%
Schwab U.S. Large-Cap ETF	577,657	40,181,821
Small-Cap 2.7%
Schwab U.S. Small-Cap ETF	43,524	3,315,223
		43,497,044

International Stocks 17.3%
Developed-Market Large-Cap 15.0%
Schwab International Equity ETF	554,171	18,581,354
Emerging-Market 2.3%
Schwab Emerging Markets Equity ETF	108,487	2,789,201
		21,370,555

Real Assets 2.7%
Real Estate 2.7%
Schwab U.S. REIT ETF	80,297	3,350,794

Fixed Income 34.3%
Inflation-Protected Bond 1.3%
Schwab U.S. TIPS ETF	30,266	1,633,153
Intermediate-Term Bond 29.9%
Schwab U.S. Aggregate Bond ETF	736,633	37,015,808
Security	Number of Shares	Value ($)
Treasury Bond 3.1%
Schwab Short-Term U.S. Treasury ETF	76,631	3,798,599
		42,447,560

Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	4,019,002	4,019,806
Total Affiliated Underlying Funds
(Cost $109,369,299)		114,685,759
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Sumitomo Mitsui Banking Corp.
1.54%, 10/01/18 (b)	1,036,034	1,036,034
Total Short-Term Investment
(Cost $1,036,034)		1,036,034
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	68,852	44,413	(4,778)	108,487	($221,563)	($17,772)	$—
Schwab International Equity ETF	400,683	179,957	(26,469)	554,171	(23,006)	(31,702)	—
Schwab Short-Term U.S. Treasury ETF	55,539	21,099	(7)	76,631	(16,372)	(6)	28,063
Schwab U.S. Aggregate Bond ETF	532,374	230,971	(26,712)	736,633	(404,989)	(55,355)	437,900
Schwab U.S. Large-Cap ETF	462,658	150,017	(35,018)	577,657	3,422,156	(9,014)	334,485
Schwab U.S. REIT ETF	65,882	14,415	—	80,297	241,991	—	47,946
Schwab U.S. Small-Cap ETF	34,018	9,506	—	43,524	263,627	—	15,817
Schwab U.S. TIPS ETF	21,465	8,802	(1)	30,266	(24,246)	(3)	24,403
Schwab Variable Share Price Money Fund, Ultra Shares	2,549,930	3,168,562	(1,699,490)	4,019,002	379	(15)	30,736
Total					$3,237,977	($113,867)	$919,350
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$114,685,759	$—	$—	$114,685,759
Short-Term Investment[1]	—	1,036,034	—	1,036,034
Total	$114,685,759	$1,036,034	$—	$115,721,793
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $109,369,299)		$114,685,759
Investments in unaffiliated issuers, at value (cost $1,036,034)		1,036,034
Receivables:
Fund shares sold		8,721,745
Dividends		3,191
Interest	+	126
Total assets		124,446,855
Liabilities
Payables:
Investments bought		536,057
Investment adviser fees		2,577
Fund shares redeemed	+	77
Total liabilities		538,711
Net Assets
Total assets		124,446,855
Total liabilities	–	538,711
Net assets		$123,908,144
Net Assets by Source
Capital received from investors		117,553,982
Total distributable earnings[1]		6,354,162

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$123,908,144		10,642,703		$11.64

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$919,350
Interest	+	6,061
Total investment income		925,411
Expenses
Investment adviser and administrator fees	+	40,133
Total expenses		40,133
Expense reduction by CSIM and its affiliates	–	24,077
Net expenses	–	16,056
Net investment income		909,355
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(113,867)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,237,977
Net realized and unrealized gains		3,124,110
Increase in net assets resulting from operations		$4,033,465

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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$909,355	$1,025,684
Net realized losses		(113,867)	(18,655)
Net change in unrealized appreciation (depreciation)	+	3,237,977	1,604,188
Increase in net assets from operations		4,033,465	2,611,217
Distributions to Shareholders1,2
Total distributions		$—	($805,306)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	109,399	$1,139,955
Institutional Shares	+	4,638,004	53,082,109	8,791,335	96,907,954
Total shares sold		4,638,004	$53,082,109	8,900,734	$98,047,909
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	69,443	784,018
Total shares reinvested		—	$—	69,443	$784,018
Shares Redeemed
Investor Shares		—	$—	(1,763,810)	($18,662,584)
Institutional Shares	+	(1,527,257)	(17,442,001)	(1,487,331)	(16,597,009)
Total shares redeemed		(1,527,257)	($17,442,001)	(3,251,141)	($35,259,593)
Net transactions in fund shares		3,110,747	$35,640,108	5,719,036	$63,572,334
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,531,956	$84,234,571	1,812,920	$18,856,326
Total increase	+	3,110,747	39,673,573	5,719,036	65,378,245
End of period[3]		10,642,703	$123,908,144	7,531,956	$84,234,571
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,628 shares valued at $223,890) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $803,159 from net investment income and $2,147 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $322,596 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.37	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.10	0.26	0.15
Net realized and unrealized gains (losses)	0.42	0.80	0.41
Total from investment operations	0.52	1.06	0.56
Less distributions:
Distributions from net investment income	—	(0.15)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.15)	(0.10)
Net asset value at end of period	$11.89	$11.37	$10.46
Total return	4.57% [5]	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.69% [7]	2.30%	2.49% [7]
Portfolio turnover rate	0% [5],[8]	8%	7% [5]
Net assets, end of period (x 1,000)	$156,979	$109,554	$3,258

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 93.7% of net assets

U.S. Stocks 40.2%
Large-Cap 36.9%
Schwab U.S. Large-Cap ETF	832,487	57,907,796
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	67,546	5,144,978
		63,052,774

International Stocks 21.1%
Developed-Market Large-Cap 17.8%
Schwab International Equity ETF	833,189	27,936,827
Emerging-Market 3.3%
Schwab Emerging Markets Equity ETF	203,601	5,234,582
		33,171,409

Real Assets 3.2%
Real Estate 3.2%
Schwab U.S. REIT ETF	118,580	4,948,343

Fixed Income 26.9%
Intermediate-Term Bond 25.1%
Schwab U.S. Aggregate Bond ETF	785,880	39,490,470
Treasury Bond 1.8%
Schwab Short-Term U.S. Treasury ETF	56,664	2,808,835
		42,299,305

Security	Number of Shares	Value ($)
Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	3,671,994	3,672,728
Total Affiliated Underlying Funds
(Cost $140,246,836)		147,144,559
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.54%, 10/01/18 (b)	1,090,389	1,090,389
Total Short-Term Investment
(Cost $1,090,389)		1,090,389
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	130,246	73,355	—	203,601	($424,078)	$—	$—
Schwab International Equity ETF	604,015	233,435	(4,261)	833,189	(64,989)	(10,373)	—
Schwab Short-Term U.S. Treasury ETF	41,080	15,584	—	56,664	(12,336)	—	21,165
Schwab U.S. Aggregate Bond ETF	564,261	221,619	—	785,880	(494,543)	—	471,443
Schwab U.S. Large-Cap ETF	682,954	155,673	(6,140)	832,487	5,017,227	(6,310)	489,862
Schwab U.S. REIT ETF	99,945	18,635	—	118,580	365,165	—	72,078
Schwab U.S. Small-Cap ETF	56,564	10,982	—	67,546	426,310	—	25,862
Schwab Variable Share Price Money Fund, Ultra Shares	2,142,501	1,529,493	—	3,671,994	396	—	31,094
Total					$4,813,152	($16,683)	$1,111,504
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Semiannual Report
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Schwab Target 2030 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$147,144,559	$—	$—	$147,144,559
Short-Term Investment[1]	—	1,090,389	—	1,090,389
Total	$147,144,559	$1,090,389	$—	$148,234,948
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $140,246,836)		$147,144,559
Investments in unaffiliated issuers, at value (cost $1,090,389)		1,090,389
Receivables:
Fund shares sold		8,811,329
Dividends		2,915
Interest	+	132
Total assets		157,049,324
Liabilities
Payables:
Investment adviser fees		3,451
Fund shares redeemed	+	66,577
Total liabilities		70,028
Net Assets
Total assets		157,049,324
Total liabilities	–	70,028
Net assets		$156,979,296
Net Assets by Source
Capital received from investors		148,686,235
Total distributable earnings[1]		8,293,061

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$156,979,296		13,199,204		$11.89

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,111,504
Interest	+	6,411
Total investment income		1,117,915
Expenses
Investment adviser and administrator fees	+	51,984
Total expenses		51,984
Expense reduction by CSIM and its affiliates	–	31,147
Net expenses	–	20,837
Net investment income		1,097,078
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(16,683)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	4,813,152
Net realized and unrealized gains		4,796,469
Increase in net assets resulting from operations		$5,893,547

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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$1,097,078	$1,187,065
Net realized gains (losses)		(16,683)	6,675
Net change in unrealized appreciation (depreciation)	+	4,813,152	1,696,429
Increase in net assets from operations		5,893,547	2,890,169
Distributions to Shareholders1,2
Total distributions		$—	($904,232)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	71,813	$750,279
Institutional Shares	+	4,649,878	54,259,173	10,095,576	113,294,038
Total shares sold		4,649,878	$54,259,173	10,167,389	$114,044,317
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	77,310	887,531
Total shares reinvested		—	$—	77,310	$887,531
Shares Redeemed
Investor Shares		—	$—	(1,322,798)	($14,088,148)
Institutional Shares	+	(1,089,581)	(12,727,430)	(845,497)	(9,618,551)
Total shares redeemed		(1,089,581)	($12,727,430)	(2,168,295)	($23,706,699)
Net transactions in fund shares		3,560,297	$41,531,743	8,076,404	$91,225,149
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,638,907	$109,554,006	1,562,503	$16,342,920
Total increase	+	3,560,297	47,425,290	8,076,404	93,211,086
End of period[3]		13,199,204	$156,979,296	9,638,907	$109,554,006
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $903,629 from net investment income and $603 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $350,501 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.53	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.26	0.12
Net realized and unrealized gains (losses)	0.49	0.90	0.52
Total from investment operations	0.58	1.16	0.64
Less distributions:
Distributions from net investment income	—	(0.17)	(0.10)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.17)	(0.10)
Net asset value at end of period	$12.11	$11.53	$10.54
Total return	5.03% [5]	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.59% [7]	2.29%	2.04% [7]
Portfolio turnover rate	3% [5]	14%	13% [5]
Net assets, end of period (x 1,000)	$95,671	$62,526	$1,904

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 88.5% of net assets

U.S. Stocks 41.8%
Large-Cap 37.9%
Schwab U.S. Large-Cap ETF	521,928	36,305,312
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF	48,788	3,716,182
		40,021,494

International Stocks 22.4%
Developed-Market Large-Cap 18.4%
Schwab International Equity ETF	525,416	17,617,198
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF	147,007	3,779,550
		21,396,748

Real Assets 3.4%
Real Estate 3.4%
Schwab U.S. REIT ETF	77,941	3,252,478

Fixed Income 19.3%
Intermediate-Term Bond 18.2%
Schwab U.S. Aggregate Bond ETF	346,877	17,430,569
Treasury Bond 1.1%
Schwab Short-Term U.S. Treasury ETF	21,029	1,042,408
		18,472,977

Security	Number of Shares	Value ($)
Money Market Fund 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	1,531,430	1,531,736
Total Affiliated Underlying Funds
(Cost $79,630,765)		84,675,433
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.54%, 10/01/18 (b)	621,218	621,218
Total Short-Term Investment
(Cost $621,218)		621,218
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	96,159	50,848	—	147,007	($329,259)	$—	$—
Schwab International Equity ETF	383,351	153,162	(11,097)	525,416	(30,962)	(25,156)	—
Schwab Short-Term U.S. Treasury ETF	15,244	5,788	(3)	21,029	(4,379)	(2)	7,579
Schwab U.S. Aggregate Bond ETF	251,499	101,272	(5,894)	346,877	(200,911)	(12,094)	207,377
Schwab U.S. Large-Cap ETF	421,385	113,039	(12,496)	521,928	3,092,101	(3,725)	306,661
Schwab U.S. REIT ETF	62,299	18,021	(2,379)	77,941	242,247	(539)	46,962
Schwab U.S. Small-Cap ETF	40,161	8,627	—	48,788	300,142	—	18,478
Schwab Variable Share Price Money Fund, Ultra Shares	870,098	1,161,182	(499,850)	1,531,430	108	—	12,075
Total					$3,069,087	($41,516)	$599,132
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2035 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$84,675,433	$—	$—	$84,675,433
Short-Term Investment[1]	—	621,218	—	621,218
Total	$84,675,433	$621,218	$—	$85,296,651
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $79,630,765)		$84,675,433
Investments in unaffiliated issuers, at value (cost $621,218)		621,218
Receivables:
Fund shares sold		10,440,024
Dividends		1,216
Interest	+	76
Total assets		95,737,967
Liabilities
Payables:
Investment adviser fees		1,962
Fund shares redeemed	+	65,269
Total liabilities		67,231
Net Assets
Total assets		95,737,967
Total liabilities	–	67,231
Net assets		$95,670,736
Net Assets by Source
Capital received from investors		89,912,734
Total distributable earnings[1]		5,758,002

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$95,670,736		7,899,521		$12.11

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$599,132
Interest	+	3,473
Total investment income		602,605
Expenses
Investment adviser and administrator fees	+	29,804
Total expenses		29,804
Expense reduction by CSIM and its affiliates	–	17,792
Net expenses	–	12,012
Net investment income		590,593
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(41,516)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,069,087
Net realized and unrealized gains		3,027,571
Increase in net assets resulting from operations		$3,618,164

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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$590,593	$746,893
Net realized gains (losses)		(41,516)	169
Net change in unrealized appreciation (depreciation)	+	3,069,087	1,558,505
Increase in net assets from operations		3,618,164	2,305,567
Distributions to Shareholders1,2
Total distributions		$—	($604,017)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	24,754	$257,871
Institutional Shares	+	3,292,319	39,204,662	5,972,493	67,489,185
Total shares sold		3,292,319	$39,204,662	5,997,247	$67,747,056
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	50,896	593,447
Total shares reinvested		—	$—	50,896	$593,447
Shares Redeemed
Investor Shares		—	$—	(1,108,058)	($11,891,649)
Institutional Shares	+	(814,615)	(9,678,533)	(782,276)	(8,934,987)
Total shares redeemed		(814,615)	($9,678,533)	(1,890,334)	($20,826,636)
Net transactions in fund shares		2,477,704	$29,526,129	4,157,809	$47,513,867
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,421,817	$62,526,443	1,264,008	$13,311,026
Total increase	+	2,477,704	33,144,293	4,157,809	49,215,417
End of period[3]		7,899,521	$95,670,736	5,421,817	$62,526,443
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $600,404 from net investment income and $3,613 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $208,673 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.69	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.09	0.27	0.15
Net realized and unrealized gains (losses)	0.53	1.00	0.55
Total from investment operations	0.62	1.27	0.70
Less distributions:
Distributions from net investment income	—	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.17)	(0.11)
Net asset value at end of period	$12.31	$11.69	$10.59
Total return	5.30% [5]	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.47% [7]	2.33%	2.48% [7]
Portfolio turnover rate	0% [5],[8]	15%	8% [5]
Net assets, end of period (x 1,000)	$107,109	$72,830	$1,514

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.04% and 0.05%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period (see financial note 7).

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 94.0% of net assets

U.S. Stocks 48.0%
Large-Cap 43.0%
Schwab U.S. Large-Cap ETF	661,826	46,036,617
Small-Cap 5.0%
Schwab U.S. Small-Cap ETF	69,753	5,313,086
		51,349,703

International Stocks 26.7%
Developed-Market Large-Cap 21.5%
Schwab International Equity ETF	686,865	23,030,583
Emerging-Market 5.2%
Schwab Emerging Markets Equity ETF	216,543	5,567,321
		28,597,904

Real Assets 3.9%
Real Estate 3.9%
Schwab U.S. REIT ETF	100,519	4,194,658

Fixed Income 14.5%
Intermediate-Term Bond 13.8%
Schwab U.S. Aggregate Bond ETF	294,642	14,805,760
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	15,112	749,102
		15,554,862

Security	Number of Shares	Value ($)
Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	958,437	958,629
Total Affiliated Underlying Funds
(Cost $94,412,191)		100,655,756
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Sumitomo Mitsui Banking Corp.
1.54%, 10/01/18 (b)	1,204,403	1,204,403
Total Short-Term Investment
(Cost $1,204,403)		1,204,403
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	138,813	77,730	—	216,543	($480,011)	$—	$—
Schwab International Equity ETF	490,213	196,652	—	686,865	(97,815)	—	—
Schwab Short-Term U.S. Treasury ETF	10,935	4,177	—	15,112	(3,302)	—	5,554
Schwab U.S. Aggregate Bond ETF	208,398	86,244	—	294,642	(184,420)	—	175,289
Schwab U.S. Large-Cap ETF	523,634	138,192	—	661,826	3,912,557	—	382,419
Schwab U.S. REIT ETF	78,789	21,730	—	100,519	294,576	—	58,842
Schwab U.S. Small-Cap ETF	55,195	14,558	—	69,753	424,210	—	25,689
Schwab Variable Share Price Money Fund, Ultra Shares	450,766	507,671	—	958,437	39	—	8,237
Total					$3,865,834	$—	$656,030
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$100,655,756	$—	$—	$100,655,756
Short-Term Investment[1]	—	1,204,403	—	1,204,403
Total	$100,655,756	$1,204,403	$—	$101,860,159
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $94,412,191)		$100,655,756
Investments in unaffiliated issuers, at value (cost $1,204,403)		1,204,403
Receivables:
Fund shares sold		6,332,860
Dividends		761
Interest	+	147
Total assets		108,193,927
Liabilities
Payables:
Investments bought		637,038
Investment adviser fees		2,379
Fund shares redeemed	+	445,797
Total liabilities		1,085,214
Net Assets
Total assets		108,193,927
Total liabilities	–	1,085,214
Net assets		$107,108,713
Net Assets by Source
Capital received from investors		100,052,873
Total distributable earnings[1]		7,055,840

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$107,108,713		8,699,009		$12.31

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$656,030
Interest	+	4,649
Total investment income		660,679
Expenses
Investment adviser and administrator fees	+	35,191
Total expenses		35,191
Expense reduction by CSIM and its affiliates	–	21,039
Net expenses	–	14,152
Net investment income		646,527
Realized and Unrealized Gains (Losses)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	3,865,834
Net realized and unrealized gains		3,865,834
Increase in net assets resulting from operations		$4,512,361

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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$646,527	$853,957
Net realized gains (losses)		—	(28,436)
Net change in unrealized appreciation (depreciation)	+	3,865,834	1,970,174
Increase in net assets from operations		4,512,361	2,795,695
Distributions to Shareholders1,2
Total distributions		$—	($687,787)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	27,967	$294,780
Institutional Shares	+	3,122,588	37,625,010	6,948,851	79,414,617
Total shares sold		3,122,588	$37,625,010	6,976,818	$79,709,397
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	57,916	684,569
Total shares reinvested		—	$—	57,916	$684,569
Shares Redeemed
Investor Shares		—	$—	(1,136,256)	($12,267,078)
Institutional Shares	+	(651,880)	(7,858,752)	(921,426)	(10,656,441)
Total shares redeemed		(651,880)	($7,858,752)	(2,057,682)	($22,923,519)
Net transactions in fund shares		2,470,708	$29,766,258	4,977,052	$57,470,447
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,228,301	$72,830,094	1,251,249	$13,251,739
Total increase	+	2,470,708	34,278,619	4,977,052	59,578,355
End of period[3]		8,699,009	$107,108,713	6,228,301	$72,830,094
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,887 shares valued at $223,165) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $684,942 from net investment income and $2,845 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $215,455 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.81	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.08	0.28	0.10
Net realized and unrealized gains (losses)	0.57	1.06	0.65
Total from investment operations	0.65	1.34	0.75
Less distributions:
Distributions from net investment income	—	(0.17)	(0.11)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.17)	(0.11)
Net asset value at end of period	$12.46	$11.81	$10.64
Total return	5.50% [5]	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.38% [7]	2.39%	1.68% [7]
Portfolio turnover rate	3% [5]	11%	8% [5]
Net assets, end of period (x 1,000)	$65,769	$44,817	$1,261

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 90.7% of net assets

U.S. Stocks 48.5%
Large-Cap 43.2%
Schwab U.S. Large-Cap ETF	408,093	28,386,949
Small-Cap 5.3%
Schwab U.S. Small-Cap ETF	45,900	3,496,203
		31,883,152

International Stocks 27.8%
Developed-Market Large-Cap 22.0%
Schwab International Equity ETF	432,390	14,498,037
Emerging-Market 5.8%
Schwab Emerging Markets Equity ETF	148,036	3,806,005
		18,304,042

Real Assets 4.0%
Real Estate 4.0%
Schwab U.S. REIT ETF	62,821	2,621,520

Fixed Income 9.8%
Intermediate-Term Bond 9.4%
Schwab U.S. Aggregate Bond ETF	122,646	6,162,962
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	5,572	276,204
		6,439,166

Security	Number of Shares	Value ($)
Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	402,167	402,248
Total Affiliated Underlying Funds
(Cost $55,495,183)		59,650,128
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.54%, 10/01/18 (b)	601,090	601,090
Total Short-Term Investment
(Cost $601,090)		601,090
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	97,243	58,691	(7,898)	148,036	($306,582)	($29,604)	$—
Schwab International Equity ETF	320,306	124,104	(12,020)	432,390	(37,409)	(23,813)	—
Schwab Short-Term U.S. Treasury ETF	3,713	1,859	—	5,572	(1,146)	—	2,063
Schwab U.S. Aggregate Bond ETF	90,058	32,588	—	122,646	(77,678)	—	75,314
Schwab U.S. Large-Cap ETF	337,491	80,255	(9,653)	408,093	2,477,187	(4,121)	241,296
Schwab U.S. REIT ETF	53,143	11,657	(1,979)	62,821	197,600	(27)	37,420
Schwab U.S. Small-Cap ETF	37,963	8,654	(717)	45,900	288,894	1,151	17,302
Schwab Variable Share Price Money Fund, Ultra Shares	—	752,062	(349,895)	402,167	(40)	—	2,607
Total					$2,540,826	($56,414)	$376,002
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$59,650,128	$—	$—	$59,650,128
Short-Term Investment[1]	—	601,090	—	601,090
Total	$59,650,128	$601,090	$—	$60,251,218
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $55,495,183)		$59,650,128
Investments in unaffiliated issuers, at value (cost $601,090)		601,090
Receivables:
Fund shares sold		6,053,702
Dividends		320
Interest	+	73
Total assets		66,305,313
Liabilities
Payables:
Investments bought		483,192
Investment adviser fees		1,378
Fund shares redeemed	+	51,560
Total liabilities		536,130
Net Assets
Total assets		66,305,313
Total liabilities	–	536,130
Net assets		$65,769,183
Net Assets by Source
Capital received from investors		61,192,282
Total distributable earnings[1]		4,576,901

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$65,769,183		5,280,011		$12.46

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$376,002
Interest	+	2,367
Total investment income		378,369
Expenses
Investment adviser and administrator fees	+	21,394
Total expenses		21,394
Expense reduction by CSIM and its affiliates	–	12,854
Net expenses	–	8,540
Net investment income		369,829
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(56,414)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,540,826
Net realized and unrealized gains		2,484,412
Increase in net assets resulting from operations		$2,854,241

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$369,829	$533,128
Net realized losses		(56,414)	(3,964)
Net change in unrealized appreciation (depreciation)	+	2,540,826	1,322,616
Increase in net assets from operations		2,854,241	1,851,780
Distributions to Shareholders1,2
Total distributions		$—	($435,414)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	70,062	$748,563
Institutional Shares	+	2,004,317	24,429,953	3,955,636	45,583,166
Total shares sold		2,004,317	$24,429,953	4,025,698	$46,331,729
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	36,340	433,529
Total shares reinvested		—	$—	36,340	$433,529
Shares Redeemed
Investor Shares		—	$—	(768,157)	($8,347,681)
Institutional Shares	+	(520,194)	(6,331,821)	(314,609)	(3,702,897)
Total shares redeemed		(520,194)	($6,331,821)	(1,082,766)	($12,050,578)
Net transactions in fund shares		1,484,123	$18,098,132	2,979,272	$34,714,680
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,795,888	$44,816,810	816,616	$8,685,764
Total increase	+	1,484,123	20,952,373	2,979,272	36,131,046
End of period[3]		5,280,011	$65,769,183	3,795,888	$44,816,810
[1]	Effective July 24, 2017, all outstanding Investor Shares (38,619 shares valued at $433,875) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $434,386 from net investment income and $1,028 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $130,761 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.85	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.08	0.28	0.15
Net realized and unrealized gains (losses)	0.58	1.09	0.62
Total from investment operations	0.66	1.37	0.77
Less distributions:
Distributions from net investment income	—	(0.17)	(0.12)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.17)	(0.12)
Net asset value at end of period	$12.51	$11.85	$10.65
Total return	5.57% [5]	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.37% [7]	2.37%	2.54% [7]
Portfolio turnover rate	0% [5],[8]	15%	4% [5]
Net assets, end of period (x 1,000)	$63,736	$37,619	$793

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.
8
Less than 0.5%

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.6% of net assets

U.S. Stocks 50.8%
Large-Cap 45.0%
Schwab U.S. Large-Cap ETF	411,947	28,655,033
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	48,802	3,717,249
		32,372,282

International Stocks 29.6%
Developed-Market Large-Cap 23.2%
Schwab International Equity ETF	441,133	14,791,189
Emerging-Market 6.4%
Schwab Emerging Markets Equity ETF	159,539	4,101,748
		18,892,937

Real Assets 4.3%
Real Estate 4.3%
Schwab U.S. REIT ETF	64,955	2,710,572

Fixed Income 7.6%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	91,808	4,613,352
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	4,096	203,039
		4,816,391

Security	Number of Shares	Value ($)
Money Market Fund 0.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.11% (a)	201,307	201,347
Total Affiliated Underlying Funds
(Cost $55,626,875)		58,993,529
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Barclays Capital, Inc.
1.54%, 10/01/18 (b)	529,810	529,810
Total Short-Term Investment
(Cost $529,810)		529,810
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	88,901	70,638	—	159,539	($327,800)	$—	$—
Schwab International Equity ETF	278,260	163,005	(132)	441,133	(57,965)	(321)	—
Schwab Short-Term U.S. Treasury ETF	2,734	1,363	(1)	4,096	(805)	(1)	1,395
Schwab U.S. Aggregate Bond ETF	57,561	34,247	—	91,808	(53,361)	—	52,237
Schwab U.S. Large-Cap ETF	288,072	123,875	—	411,947	2,347,244	—	234,950
Schwab U.S. REIT ETF	45,467	19,488	—	64,955	177,353	—	37,161
Schwab U.S. Small-Cap ETF	33,895	14,907	—	48,802	273,926	—	17,648
Schwab Variable Share Price Money Fund, Ultra Shares	—	201,307	—	201,307	(20)	—	1,528
Total					$2,358,572	($322)	$344,919
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$58,993,529	$—	$—	$58,993,529
Short-Term Investment[1]	—	529,810	—	529,810
Total	$58,993,529	$529,810	$—	$59,523,339
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $55,626,875)		$58,993,529
Investments in unaffiliated issuers, at value (cost $529,810)		529,810
Receivables:
Fund shares sold		4,480,795
Dividends		160
Interest	+	65
Total assets		64,004,359
Liabilities
Payables:
Investments bought		256,246
Investment adviser fees		1,352
Fund shares redeemed	+	10,782
Total liabilities		268,380
Net Assets
Total assets		64,004,359
Total liabilities	–	268,380
Net assets		$63,735,979
Net Assets by Source
Capital received from investors		59,952,240
Total distributable earnings[1]		3,783,739

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$63,735,979		5,094,355		$12.51

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$344,919
Interest	+	1,935
Total investment income		346,854
Expenses
Investment adviser and administrator fees	+	19,795
Total expenses		19,795
Expense reduction by CSIM and its affiliates	–	11,993
Net expenses	–	7,802
Net investment income		339,052
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(322)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	2,358,572
Net realized and unrealized gains		2,358,250
Increase in net assets resulting from operations		$2,697,302

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$339,052	$394,092
Net realized losses		(322)	(14,466)
Net change in unrealized appreciation (depreciation)	+	2,358,572	803,919
Increase in net assets from operations		2,697,302	1,183,545
Distributions to Shareholders1,2
Total distributions		$—	($312,886)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	39,004	$420,083
Institutional Shares	+	2,374,333	29,005,106	3,463,797	40,274,493
Total shares sold		2,374,333	$29,005,106	3,502,801	$40,694,576
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	25,736	308,064
Total shares reinvested		—	$—	25,736	$308,064
Shares Redeemed
Investor Shares		—	$—	(577,713)	($6,279,065)
Institutional Shares	+	(455,740)	(5,585,773)	(388,252)	(4,501,719)
Total shares redeemed		(455,740)	($5,585,773)	(965,965)	($10,780,784)
Net transactions in fund shares		1,918,593	$23,419,333	2,562,572	$30,221,856
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,175,762	$37,619,344	613,190	$6,526,829
Total increase	+	1,918,593	26,116,635	2,562,572	31,092,515
End of period[3]		5,094,355	$63,735,979	3,175,762	$37,619,344
[1]	Effective July 24, 2017, all outstanding Investor Shares (25,350 shares valued at $285,263) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $311,235 from net investment income and $1,651 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $96,398 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.91	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.08	0.27	0.15
Net realized and unrealized gains (losses)	0.60	1.15	0.65
Total from investment operations	0.68	1.42	0.80
Less distributions:
Distributions from net investment income	—	(0.18)	(0.13)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.18)	(0.13)
Net asset value at end of period	$12.59	$11.91	$10.67
Total return	5.71% [5]	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.36% [7]	2.33%	2.53% [7]
Portfolio turnover rate	1% [5]	23%	14% [5]
Net assets, end of period (x 1,000)	$32,594	$17,713	$147

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 92.4% of net assets

U.S. Stocks 52.0%
Large-Cap 45.8%
Schwab U.S. Large-Cap ETF	214,691	14,933,906
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	26,373	2,008,831
		16,942,737

International Stocks 30.6%
Developed-Market Large-Cap 23.9%
Schwab International Equity ETF	232,239	7,786,973
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	85,621	2,201,316
		9,988,289

Real Assets 4.3%
Real Estate 4.3%
Schwab U.S. REIT ETF	33,808	1,410,808

Fixed Income 5.5%
Intermediate-Term Bond 5.3%
Schwab U.S. Aggregate Bond ETF	34,212	1,719,153
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	1,194	59,187
		1,778,340
Total Affiliated Underlying Funds
(Cost $28,227,521)		30,120,174
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Citibank
1.54%, 10/01/18 (a)	280,408	280,408
Total Short-Term Investment
(Cost $280,408)		280,408
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	45,056	40,565	—	85,621	($163,499)	$—	$—
Schwab International Equity ETF	134,706	98,872	(1,339)	232,239	(13,035)	(3,505)	—
Schwab Short-Term U.S. Treasury ETF	704	490	—	1,194	(249)	—	459
Schwab U.S. Aggregate Bond ETF	19,710	14,502	—	34,212	(18,591)	—	17,869
Schwab U.S. Large-Cap ETF	138,325	79,856	(3,490)	214,691	1,137,522	(2,716)	116,894
Schwab U.S. REIT ETF	21,966	11,842	—	33,808	84,707	—	18,503
Schwab U.S. Small-Cap ETF	16,723	9,996	(346)	26,373	133,447	273	9,133
Total					$1,160,302	($5,948)	$162,858
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$30,120,174	$—	$—	$30,120,174
Short-Term Investment[1]	—	280,408	—	280,408
Total	$30,120,174	$280,408	$—	$30,400,582
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $28,227,521)		$30,120,174
Investments in unaffiliated issuers, at value (cost $280,408)		280,408
Receivables:
Fund shares sold		2,352,254
Interest	+	34
Total assets		32,752,870
Liabilities
Payables:
Investments bought		155,512
Investment adviser fees		681
Fund shares redeemed	+	3,177
Total liabilities		159,370
Net Assets
Total assets		32,752,870
Total liabilities	–	159,370
Net assets		$32,593,500
Net Assets by Source
Capital received from investors		30,562,773
Total distributable earnings[1]		2,030,727

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$32,593,500		2,589,336		$12.59

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$162,858
Interest	+	1,083
Total investment income		163,941
Expenses
Investment adviser and administrator fees	+	9,444
Total expenses		9,444
Expense reduction by CSIM and its affiliates	–	5,726
Net expenses	–	3,718
Net investment income		160,223
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(5,948)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,160,302
Net realized and unrealized gains		1,154,354
Increase in net assets resulting from operations		$1,314,577

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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$160,223	$206,373
Net realized losses		(5,948)	(58,924)
Net change in unrealized appreciation (depreciation)	+	1,160,302	544,463
Increase in net assets from operations		1,314,577	691,912
Distributions to Shareholders1,2
Total distributions		$—	($168,327)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	17,867	$192,529
Institutional Shares	+	1,295,103	15,938,835	1,686,862	19,680,707
Total shares sold		1,295,103	$15,938,835	1,704,729	$19,873,236
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	13,482	162,317
Total shares reinvested		—	$—	13,482	$162,317
Shares Redeemed
Investor Shares		—	$—	(356,382)	($3,887,407)
Institutional Shares	+	(193,186)	(2,373,183)	(226,707)	(2,717,640)
Total shares redeemed		(193,186)	($2,373,183)	(583,089)	($6,605,047)
Net transactions in fund shares		1,101,917	$13,565,652	1,135,122	$13,430,506
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,487,419	$17,713,271	352,297	$3,759,180
Total increase	+	1,101,917	14,880,229	1,135,122	13,954,091
End of period[3]		2,589,336	$32,593,500	1,487,419	$17,713,271
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $167,658 from net investment income and $669 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $47,048 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/18– 9/30/18*	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$11.92	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.08	0.29	0.18
Net realized and unrealized gains (losses)	0.60	1.12	0.62
Total from investment operations	0.68	1.41	0.80
Less distributions:
Distributions from net investment income	—	(0.17)	(0.12)
Distributions from net realized gains	—	(0.00) [4]	—
Total distributions	—	(0.17)	(0.12)
Net asset value at end of period	$12.60	$11.92	$10.68
Total return	5.70% [5]	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03% [7]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08% [7]	0.08%	0.08% [7]
Net investment income (loss)	1.32% [7]	2.43%	2.94% [7]
Portfolio turnover rate	3% [5]	19%	0% [5]
Net assets, end of period (x 1,000)	$39,726	$24,224	$166

*	Unaudited.
1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05%, 0.05% and 0.06%, respectively, for the periods ended September 30, 2018, March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

U.S. Stocks 56.1%
Large-Cap 49.4%
Schwab U.S. Large-Cap ETF	281,859	19,606,112
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	35,007	2,666,483
		22,272,595

International Stocks 33.2%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	303,643	10,181,150
Emerging-Market 7.6%
Schwab Emerging Markets Equity ETF	116,572	2,997,066
		13,178,216

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	45,162	1,884,610

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	34,373	1,727,243
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	1,238	61,368
		1,788,611
Total Affiliated Underlying Funds
(Cost $36,668,872)		39,124,032
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Citibank
1.54%, 10/01/18 (a)	185,383	185,383
Total Short-Term Investment
(Cost $185,383)		185,383
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended September 30, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	63,815	55,625	(2,868)	116,572	($213,707)	($14,096)	$—
Schwab International Equity ETF	187,735	124,466	(8,558)	303,643	(5,513)	(24,575)	—
Schwab Short-Term U.S. Treasury ETF	750	488	—	1,238	(246)	—	407
Schwab U.S. Aggregate Bond ETF	20,623	13,750	—	34,373	(19,825)	—	18,517
Schwab U.S. Large-Cap ETF	190,996	98,248	(7,385)	281,859	1,534,818	(1,978)	155,970
Schwab U.S. REIT ETF	30,149	16,047	(1,034)	45,162	121,616	(37)	25,341
Schwab U.S. Small-Cap ETF	23,761	11,668	(422)	35,007	186,928	389	12,440
Total					$1,604,071	($40,297)	$212,675
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of September 30, 2018 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$39,124,032	$—	$—	$39,124,032
Short-Term Investment[1]	—	185,383	—	185,383
Total	$39,124,032	$185,383	$—	$39,309,415
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2018; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $36,668,872)		$39,124,032
Investments in unaffiliated issuers, at value (cost $185,383)		185,383
Receivables:
Fund shares sold		419,210
Interest	+	23
Total assets		39,728,648
Liabilities
Payables:
Investment adviser fees		880
Fund shares redeemed	+	1,820
Total liabilities		2,700
Net Assets
Total assets		39,728,648
Total liabilities	–	2,700
Net assets		$39,725,948
Net Assets by Source
Capital received from investors		37,076,997
Total distributable earnings[1]		2,648,951

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$39,725,948		3,152,049		$12.60

[1]	The SEC eliminated the requirement to disclose total distributable earnings by each of its components as previously disclosed as the previous presentation did not provide insight into the tax implications of distributions (see financial note 8 for additional information).

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Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2018 through September 30, 2018; unaudited
Investment Income
Dividends received from affiliated underlying funds		$212,675
Interest	+	1,098
Total investment income		213,773
Expenses
Investment adviser and administrator fees	+	12,680
Total expenses		12,680
Expense reduction by CSIM and its affiliates	–	7,748
Net expenses	–	4,932
Net investment income		208,841
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(40,297)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,604,071
Net realized and unrealized gains		1,563,774
Increase in net assets resulting from operations		$1,772,615

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Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	4/1/18-9/30/18		4/1/17-3/31/18
Net investment income		$208,841	$267,713
Net realized losses		(40,297)	(35,269)
Net change in unrealized appreciation (depreciation)	+	1,604,071	613,517
Increase in net assets from operations		1,772,615	845,961
Distributions to Shareholders1,2
Total distributions		$—	($218,728)

Transactions in Fund Shares[1]
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	24,825	$268,264
Institutional Shares	+	1,556,809	19,117,983	2,376,464	27,814,838
Total shares sold		1,556,809	$19,117,983	2,401,289	$28,083,102
Shares Reinvested
Investor Shares		—	$—	—	$—
Institutional Shares	+	—	—	17,393	209,765
Total shares reinvested		—	$—	17,393	$209,765
Shares Redeemed
Investor Shares		—	$—	(480,678)	($5,239,087)
Institutional Shares	+	(437,408)	(5,388,279)	(376,711)	(4,491,147)
Total shares redeemed		(437,408)	($5,388,279)	(857,389)	($9,730,234)
Net transactions in fund shares		1,119,401	$13,729,704	1,561,293	$18,562,633
Shares Outstanding and Net Assets
		4/1/18-9/30/18		4/1/17-3/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,032,648	$24,223,629	471,355	$5,033,763
Total increase	+	1,119,401	15,502,319	1,561,293	19,189,866
End of period[3]		3,152,049	$39,725,948	2,032,648	$24,223,629
[1]	Effective July 24, 2017, all outstanding Investor Shares (21,010 shares valued at $237,542) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund.
[2]	For the period ended March 31, 2018, the Institutional Share class of the fund distributed to shareholders $216,720 from net investment income and $2,008 from net realized gains. The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018 (see financial note 8 for additional information).
[3]	End of period - Net assets includes net investment income not yet distributed of $63,184 at March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

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Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund™
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund™
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2025 Index Fund	Schwab Hedged Equity Fund™
Schwab Target 2030 Index Fund	Schwab Health Care Fund™
Schwab Target 2035 Index Fund	Schwab® International Core Equity Fund
Schwab Target 2040 Index Fund	Schwab Target 2010 Fund
Schwab Target 2045 Index Fund	Schwab Target 2015 Fund
Schwab Target 2050 Index Fund	Schwab Target 2020 Fund
Schwab Target 2055 Index Fund	Schwab Target 2025 Fund
Schwab Target 2060 Index Fund	Schwab Target 2030 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2045 Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab International Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab® Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund - Maximum Payout
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.
Effective November 5, 2018, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2018 are disclosed in the Portfolio Holdings.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that you could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities. Although ETFs are listed on national securities exchanges, there can be no assurance that an active trading market for such ETF shares will develop or be maintained. If an active market is not maintained, the fund may experience difficulty in buying or selling ETF shares. In addition, the market price of ETF shares may deviate, sometimes significantly, from net asset value, particularly during periods of market volatility. Certain ETFs that seek to track the performance of their benchmark indices may not fully replicate their index and may hold securities not included in the index, which may not produce the intended results.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc.(CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Amended and Restated Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of September 30, 2018, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.1%
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.1%	0.2%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.1%	0.2%	0.7%	0.7%	0.8%	0.3%	0.3%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.3%	0.4%	0.2%	0.3%	0.2%	0.2%	0.1%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.0%*	0.1%	0.0%*	0.1%	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	—%	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $605 million line of credit (the Syndicated Credit Facility), maturing on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$3,409,842	$1,503,462
Schwab Target 2015 Index Fund	4,928,915	3,869,242
Schwab Target 2020 Index Fund	29,715,723	5,914,679
Schwab Target 2025 Index Fund	34,766,298	6,401,554
Schwab Target 2030 Index Fund	34,999,193	542,910
Schwab Target 2035 Index Fund	21,863,991	2,100,222
Schwab Target 2040 Index Fund	24,792,534	—
Schwab Target 2045 Index Fund	14,599,985	1,748,500
Schwab Target 2050 Index Fund	19,381,280	4,462
Schwab Target 2055 Index Fund	11,674,292	305,012
Schwab Target 2060 Index Fund	14,407,950	941,104

8. Federal Income Taxes:
As of September 30, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$15,895,076	$20,918,960	$93,781,721	$110,607,898	$141,389,492	$80,345,176	$95,666,301
Gross unrealized appreciation	$660,616	$886,735	$3,888,616	$6,234,458	$8,220,845	$5,635,499	$6,936,052
Gross unrealized depreciation	(223,939)	(237,838)	(1,036,862)	(1,120,563)	(1,375,389)	(684,024)	(742,194)
Net unrealized appreciation (depreciation)	$436,677	$648,897	$2,851,754	$5,113,895	$6,845,456	$4,951,475	$6,193,858

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$56,182,266	$56,175,071	$28,577,482	$36,933,704
Gross unrealized appreciation	$4,460,798	$3,731,957	$1,988,630	$2,587,566
Gross unrealized depreciation	(391,846)	(383,689)	(165,530)	(211,855)
Net unrealized appreciation (depreciation)	$4,068,952	$3,348,268	$1,823,100	$2,375,711
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2018, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2018. The tax-basis components of distributions paid during the year ended March 31, 2018 were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Ordinary income	$135,570	$188,670	$593,229	$805,306	$904,232	$604,017	$687,787
Long-term capital gains	—	—	—	—	—	—	—

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Ordinary income	$435,414	$312,886	$168,327	$218,728
Long-term capital gains	—	—	—	—
As of March 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended, requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, and Schwab Target 2060 Index Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, Independent Trustees’ legal counsel sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 26, 2018, and June 5, 2018, and approved an amended and restated investment advisory agreement (the Agreement) with respect to the Funds for an additional one year term at the meeting held on June 5, 2018. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds, exchange-traded funds and other accounts;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as investment and research tools, internet access, and an array of account features that benefit the Funds and certain of their shareholders. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

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Schwab Target Index Funds
Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category and the selection criteria. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of a peer group of mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap (contractual expense limitation agreement). The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as exchange-traded funds and separately managed accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Fund invests are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered whether CSIM indirectly benefits from the Fund’s investments in other underlying funds managed by CSIM. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers and expense caps by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	Director (2005 – 2012), PS Business Parks, Inc.
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting); Chairman and CEO (Jan. 2008 – Apr. 2012), Aspiriant, LLC (wealth management).	102	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	102	Director (2012 – present), Eaton
Director and Chairman of the Audit Committee (2003 – 2013), Oneok Partners LP
Director (2009 – 2013), Oneok, Inc.
			Lead Independent Director (2002 – 2012), Board of Cooper Industries
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant (Jan. 2008 – present), Goldman Sachs & Co., Inc. (investment banking and securities firm); Co-CEO (Feb. 1998 – present), Colgin Cellars, LLC (vineyards).	102	Board Member and Chairman of the Audit Committee (1994 – present), Ionis Pharmaceuticals Lead Independent Director and Chair of Audit Committee (2014 – present), OUTFRONT Media Inc.

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Schwab Target Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director and Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Jan. 2011 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Global Head of Fixed Income Business Division (Mar. 2007 – Aug. 2010), BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm).	102	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	102	None

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Schwab Target Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director and Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), Chief Executive Officer (Dec. 2010 – present), President (Dec. 2010 – Oct. 2018), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Jan. 2011 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Global Head of Fixed Income Business Division (Mar. 2007 – Aug. 2010), BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm).
Jonathan De St Paer
1973
President
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – present) and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.; President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs.
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director, Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury 1 – 3 Year Index   An index which includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. The securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index excludes state and local government series bonds and coupon issues that have been stripped from bonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Large-Cap Total Stock Market Index   An index that is a subset of the Dow Jones U.S. Total Stock Market Index, is designed to measure the performance of large-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprising of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, is designed to measure the performance of small-cap U.S. equity securities. The index is a float-adjusted market capitalization weighted index.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)   An index that is comprised of large- and mid-capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index (Net)   An index that is comprised of large- and mid-capitalization companies in emerging market countries, as defined by the index provider. The index defines the large- and mid-capitalization universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

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Schwab Target Index Funds
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 23.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 1.8% Dow Jones U.S. Select REIT Index, 8.6% Bloomberg Barclays US Treasury 1-3 Year Index, 41.4% Bloomberg Barclays US Aggregate Bond Index, 6.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 7.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 24.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 10.8% FTSE Developed ex US Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 8.1% Bloomberg Barclays US Treasury 1-3 Year Index, 40.1% Bloomberg Barclays US Aggregate Bond Index, 6.1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 6.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 28.1% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small-Cap Total Stock Market Index, 12.7% FTSE Developed ex US Index (Net), 1.2% FTSE Emerging Index (Net), 2.3% Dow Jones U.S. Select REIT Index, 6.1% Bloomberg Barclays US Treasury 1-3 Year Index, 37.7% Bloomberg Barclays US Aggregate Bond Index, 4.2% Bloomberg Barclays US
Treasury Inflation-Linked Bond Index (Series-L), and 5.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 34.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small-Cap Total Stock Market Index, 16.1% FTSE Developed ex US Index (Net), 2.4% FTSE Emerging Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 3.3% Bloomberg Barclays US Treasury 1-3 Year Index, 32.1% Bloomberg Barclays US Aggregate Bond Index, 1.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 39.3% Dow Jones U.S. Large-Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 18.7% FTSE Developed ex US Index (Net), 3.4% FTSE Emerging Index (Net), 3.4% Dow Jones U.S. Select REIT Index, 1.9% Bloomberg Barclays US Treasury 1-3 Year Index, 26.5% Bloomberg Barclays US Aggregate Bond Index, and 3.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 42.6% Dow Jones U.S. Large-Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small-Cap Total Stock Market Index, 20.8% FTSE Developed ex US Index (Net), 4.4% FTSE Emerging Index (Net), 3.8% Dow Jones U.S. Select REIT Index, 1.2% Bloomberg Barclays US Treasury 1-3 Year Index, 20.4% Bloomberg Barclays US Aggregate Bond Index, and 2.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 45.5% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 22.7% FTSE Developed ex US Index (Net), 5.5% FTSE Emerging Index (Net), 4.2% Dow Jones U.S. Select REIT Index, 0.8% Bloomberg Barclays US Treasury 1-3 Year Index, 14.5% Bloomberg Barclays US Aggregate Bond Index, and 1.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 47.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.3% FTSE Emerging Index (Net), 4.4% Dow Jones U.S. Select REIT Index, 0.5% Bloomberg Barclays US Treasury 1-3 Year Index, 10.3% Bloomberg Barclays US Aggregate Bond Index, and 1.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small-Cap Total Stock Market Index, 24.9% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 4.6% Dow Jones U.S. Select REIT Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 7.8% Bloomberg Barclays US Aggregate Bond Index, and 0.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 49.3% Dow Jones U.S. Large-Cap Total
Stock Market Index, 6.6% Dow Jones U.S. Small-Cap Total Stock Market Index, 25.7% FTSE Developed ex US Index (Net), 7.3% FTSE Emerging Index (Net), 4.7% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 5.6% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large-Cap Total Stock Market Index, 6.8% Dow Jones U.S. Small-Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Semiannual Report

Schwab Target Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™1
Schwab California Tax-Free Bond Fund™1
Schwab Money Funds
Schwab offers an array of money market funds.2 Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
[2]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR93877-02
00216632

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a) (1)    Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	November 13, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	November 13, 2018